Condensed Financial Information of the Company - Consolidated Statement of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Net cash provided by (used in) operating activities	¥ 621,055	$ 95,455	¥ 397,551	¥ 948,487
Net cash (used in) provided by investing activities	(152,099)	(23,378)	(982,803)	(341,439)
Net cash provided by financing activities	505,428	77,683	103,475	81,627
Effect of exchange rate changes on cash and cash equivalents	(67,896)	(10,436)	49,544	38,820
Net increase (decrease) in cash and cash equivalents	906,488	139,324	(432,233)	727,495
Cash and cash equivalents at beginning of the year	1,411,000	216,867	1,843,233	1,115,738
Cash and cash equivalents at end of the year	2,317,488	356,191	1,411,000	1,843,233
Parent Company [Member]
Net cash provided by (used in) operating activities	40,685	6,253	(114,699)	118,281
Net cash (used in) provided by investing activities	265,767	40,848	(437,878)	(202,844)
Net cash provided by financing activities	23,929	3,678	11,546	102,366
Effect of exchange rate changes on cash and cash equivalents	(31,385)	(4,824)	32,145	31,181
Net increase (decrease) in cash and cash equivalents	298,996	45,955	(508,886)	48,984
Cash and cash equivalents at beginning of the year	74,488	11,448	583,374	534,390
Cash and cash equivalents at end of the year	¥ 373,484	$ 57,403	¥ 74,488	¥ 583,374